SHARE-BASED PAYMENT - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - R$ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		R$ 16.82	R$ 17.14
Interest rate			6.82%
Volatility			36.50%
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		42.21	R$ 29.2
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date			79
TRSP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		42.21	29.2
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[1]	R$ 21.87	R$ 20.56
Interest rate	[1]	10.41%	11.53%
Volatility	[1]	25.84%	27.70%
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[2]		R$ 105.98
Interest rate	[2]		4.05%
Volatility	[2]		42.85%

[1]	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
[2]	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.